INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective loss (income) tax benefit from continuing operations at statutory rate	$ (1,975)	$ (837)	$ 1,138
Rate differential	(545)	(493)	334
Non-deductible expenses	(131)	(89)	(162)
Adjustments to prior year tax losses			1,097
Tax rate change-impact on prior years	(4,472)
Changes in valuation allowance	5,368	874	(2,868)
Other	(278)	(459)	312
Income tax expense from continuing operations	$ (2,033)	$ (1,004)	$ (149)